Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.32%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)(b)	34,466	$936,097
Omnicom Group, Inc.(b)	11,351	941,111
		1,877,208
Aerospace & Defense–2.40%
Axon Enterprise, Inc.(c)	1,628	856,247
Boeing Co. (The)(c)	5,719	975,375
General Dynamics Corp.	3,493	952,122
General Electric Co.(b)	4,657	932,099
Howmet Aerospace, Inc.	7,099	920,953
Huntington Ingalls Industries, Inc.	4,737	966,537
L3Harris Technologies, Inc.	4,279	895,637
Lockheed Martin Corp.(b)	1,942	867,511
Northrop Grumman Corp.(b)	1,912	978,963
RTX Corp.	7,097	940,069
Textron, Inc.	12,489	902,330
TransDigm Group, Inc.	685	947,554
		11,135,397
Agricultural & Farm Machinery–0.19%
Deere & Co.(b)	1,927	904,437
Agricultural Products & Services–0.40%
Archer-Daniels-Midland Co.(b)	19,290	926,113
Bunge Global S.A.	12,419	949,060
		1,875,173
Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.	9,443	966,963
Expeditors International of Washington, Inc.	7,756	932,659
FedEx Corp.	3,730	909,300
United Parcel Service, Inc., Class B(b)	7,880	866,721
		3,675,643
Apparel Retail–0.40%
Ross Stores, Inc.	7,178	917,277
TJX Cos., Inc. (The)	7,723	940,661
		1,857,938
Apparel, Accessories & Luxury Goods–0.56%
lululemon athletica, inc.(b)(c)	2,870	812,382
Ralph Lauren Corp.(b)	4,032	890,024
Tapestry, Inc.	12,668	891,954
		2,594,360
Application Software–2.54%
Adobe, Inc.(b)(c)	2,071	794,290
ANSYS, Inc.(c)	2,848	901,563
Autodesk, Inc.(c)	3,606	944,051
Cadence Design Systems, Inc.(c)	3,796	965,436
Fair Isaac Corp.(c)	511	942,366
Intuit, Inc.	1,536	943,088
Palantir Technologies, Inc., Class A(c)	10,857	916,331
PTC, Inc.(c)	5,785	896,386
Roper Technologies, Inc.(b)	1,603	945,097
Shares		Value
Application Software–(continued)
Salesforce, Inc.	3,191	$856,337
Synopsys, Inc.(c)	2,100	900,585
Tyler Technologies, Inc.(c)	1,567	911,038
Workday, Inc., Class A(c)	3,758	877,606
		11,794,174
Asset Management & Custody Banks–1.98%
Ameriprise Financial, Inc.	1,890	914,968
Bank of New York Mellon Corp. (The)	11,246	943,202
BlackRock, Inc.(b)	998	944,587
Blackstone, Inc., Class A	6,462	903,258
Franklin Resources, Inc.(b)	47,277	910,082
Invesco Ltd.(d)	59,554	903,434
KKR & Co., Inc., Class A	7,941	918,059
Northern Trust Corp.	9,313	918,728
State Street Corp.	10,590	948,123
T. Rowe Price Group, Inc.(b)	9,736	894,446
		9,198,887
Automobile Manufacturers–0.60%
Ford Motor Co.	94,069	943,512
General Motors Co.	18,819	885,057
Tesla, Inc.(c)	3,661	948,785
		2,777,354
Automotive Parts & Equipment–0.18%
Aptiv PLC (Jersey)(c)	14,244	847,518
Automotive Retail–0.63%
AutoZone, Inc.(c)	256	976,072
CarMax, Inc.(b)(c)	12,520	975,558
O’Reilly Automotive, Inc.(c)	694	994,211
		2,945,841
Biotechnology–1.48%
AbbVie, Inc.(b)	4,283	897,374
Amgen, Inc.(b)	2,906	905,364
Biogen, Inc.(c)	6,478	886,450
Gilead Sciences, Inc.	7,967	892,703
Incyte Corp.(c)	13,509	817,970
Moderna, Inc.(b)(c)	25,941	735,427
Regeneron Pharmaceuticals, Inc.(b)	1,317	835,281
Vertex Pharmaceuticals, Inc.(b)(c)	1,833	888,675
		6,859,244
Brewers–0.20%
Molson Coors Beverage Co., Class B(b)	15,295	931,007
Broadcasting–0.41%
Fox Corp., Class A(b)	11,125	629,675
Fox Corp., Class B	6,737	355,107
Paramount Global, Class B(b)	78,428	937,999
		1,922,781
Broadline Retail–0.39%
Amazon.com, Inc.(b)(c)	4,566	868,727
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.(b)	13,944	$944,427
		1,813,154
Building Products–1.55%
A.O. Smith Corp.(b)	13,886	907,589
Allegion PLC	7,196	938,790
Builders FirstSource, Inc.(b)(c)	7,015	876,454
Carrier Global Corp.(b)	13,880	879,992
Johnson Controls International PLC	11,656	933,762
Lennox International, Inc.(b)	1,594	893,963
Masco Corp.(b)	12,768	887,887
Trane Technologies PLC	2,676	901,598
		7,220,035
Cable & Satellite–0.41%
Charter Communications, Inc., Class A(c)	2,587	953,387
Comcast Corp., Class A	25,808	952,315
		1,905,702
Cargo Ground Transportation–0.38%
J.B. Hunt Transport Services, Inc.(b)	5,880	869,946
Old Dominion Freight Line, Inc.(b)	5,520	913,284
		1,783,230
Casinos & Gaming–0.73%
Caesars Entertainment, Inc.(b)(c)	33,243	831,075
Las Vegas Sands Corp.	21,224	819,883
MGM Resorts International(b)(c)	29,306	868,630
Wynn Resorts Ltd.(b)	10,619	886,686
		3,406,274
Commodity Chemicals–0.39%
Dow, Inc.(b)	25,404	887,108
LyondellBasell Industries N.V., Class A	12,810	901,824
		1,788,932
Communications Equipment–1.00%
Arista Networks, Inc.(c)	11,317	876,841
Cisco Systems, Inc.(b)	15,021	926,946
F5, Inc.(c)	3,413	908,780
Juniper Networks, Inc.	26,191	947,852
Motorola Solutions, Inc.	2,200	963,182
		4,623,601
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	12,503	920,346
Construction & Engineering–0.20%
Quanta Services, Inc.(b)	3,646	926,740
Construction Machinery & Heavy Transportation Equipment– 0.76%
Caterpillar, Inc.(b)	2,686	885,843
Cummins, Inc.	2,746	860,706
PACCAR, Inc.	8,875	864,159
Wabtec Corp.	5,160	935,766
		3,546,474
Construction Materials–0.40%
Martin Marietta Materials, Inc.	1,955	934,744
Vulcan Materials Co.	3,998	932,734
		1,867,478
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	4,212	$914,552
Consumer Finance–0.80%
American Express Co.(b)	3,483	937,101
Capital One Financial Corp.	5,264	943,835
Discover Financial Services	5,494	937,826
Synchrony Financial	16,941	896,857
		3,715,619
Consumer Staples Merchandise Retail–1.06%
Costco Wholesale Corp.	984	930,648
Dollar General Corp.	12,269	1,078,813
Dollar Tree, Inc.(c)	14,667	1,101,052
Target Corp.(b)	8,466	883,512
Walmart, Inc.	10,660	935,841
		4,929,866
Copper–0.20%
Freeport-McMoRan, Inc.(b)	24,693	934,877
Data Center REITs–0.37%
Digital Realty Trust, Inc.(b)	5,988	858,020
Equinix, Inc.	1,062	865,902
		1,723,922
Data Processing & Outsourced Services–0.21%
Broadridge Financial Solutions, Inc.	4,034	978,084
Distillers & Vintners–0.39%
Brown-Forman Corp., Class B(b)	26,555	901,276
Constellation Brands, Inc., Class A	4,940	906,589
		1,807,865
Distributors–0.57%
Genuine Parts Co.	7,485	891,763
LKQ Corp.(b)	21,349	908,186
Pool Corp.(b)	2,725	867,504
		2,667,453
Diversified Banks–1.63%
Bank of America Corp.	22,756	949,608
Citigroup, Inc.(b)	13,608	966,032
Fifth Third Bancorp	23,571	923,983
JPMorgan Chase & Co.	4,020	986,106
KeyCorp	58,669	938,117
PNC Financial Services Group, Inc. (The)	5,311	933,515
U.S. Bancorp	21,790	919,974
Wells Fargo & Co.	13,176	945,905
		7,563,240
Diversified Financial Services–0.20%
Apollo Global Management, Inc.(b)	6,731	921,743
Diversified Support Services–0.41%
Cintas Corp.	4,641	953,865
Copart, Inc.(b)(c)	17,123	968,990
		1,922,855
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	81,089	905,764
Electric Utilities–3.45%
Alliant Energy Corp.(b)	14,606	939,896
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.(b)	8,821	$963,871
Constellation Energy Corp.	4,139	834,547
Duke Energy Corp.(b)	7,786	949,658
Edison International	16,370	964,520
Entergy Corp.	10,990	939,535
Evergy, Inc.	13,698	944,477
Eversource Energy(b)	15,277	948,854
Exelon Corp.	21,314	982,149
FirstEnergy Corp.	23,768	960,703
NextEra Energy, Inc.(b)	12,455	882,935
NRG Energy, Inc.	9,821	937,513
PG&E Corp.(b)	55,992	961,942
Pinnacle West Capital Corp.(b)	9,955	948,214
PPL Corp.	26,735	965,401
Southern Co. (The)	10,241	941,660
Xcel Energy, Inc.(b)	13,191	933,791
		15,999,666
Electrical Components & Equipment–1.14%
AMETEK, Inc.(b)	5,125	882,218
Eaton Corp. PLC	3,110	845,391
Emerson Electric Co.	8,194	898,390
Generac Holdings, Inc.(c)	6,919	876,291
Hubbell, Inc.(b)	2,714	898,090
Rockwell Automation, Inc.	3,467	895,803
		5,296,183
Electronic Components–0.40%
Amphenol Corp., Class A	14,455	948,104
Corning, Inc.	20,004	915,783
		1,863,887
Electronic Equipment & Instruments–0.78%
Keysight Technologies, Inc.(c)	6,057	907,157
Teledyne Technologies, Inc.(c)	1,871	931,215
Trimble, Inc.(c)	13,240	869,206
Zebra Technologies Corp., Class A(c)	3,253	919,168
		3,626,746
Electronic Manufacturing Services–0.39%
Jabil, Inc.(b)	6,772	921,466
TE Connectivity PLC (Switzerland)	6,343	896,393
		1,817,859
Environmental & Facilities Services–0.81%
Republic Services, Inc.	3,938	953,626
Rollins, Inc.(b)	17,963	970,541
Veralto Corp.(b)	9,295	905,798
Waste Management, Inc.	4,075	943,403
		3,773,368
Fertilizers & Agricultural Chemicals–0.62%
CF Industries Holdings, Inc.(b)	11,687	913,339
Corteva, Inc.(b)	15,393	968,681
Mosaic Co. (The)	36,581	988,053
		2,870,073
Financial Exchanges & Data–1.84%
Cboe Global Markets, Inc.	4,356	985,719
CME Group, Inc., Class A	3,538	938,596
FactSet Research Systems, Inc.	2,113	960,654
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	5,373	$926,843
MarketAxess Holdings, Inc.	4,388	949,344
Moody’s Corp.	2,021	941,159
MSCI, Inc.	1,666	942,123
Nasdaq, Inc.	12,444	944,002
S&P Global, Inc.	1,897	963,866
		8,552,306
Food Distributors–0.20%
Sysco Corp.(b)	12,188	914,588
Food Retail–0.20%
Kroger Co. (The)(b)	13,974	945,900
Footwear–0.35%
Deckers Outdoor Corp.(b)(c)	7,470	835,221
NIKE, Inc., Class B(b)	12,420	788,421
		1,623,642
Gas Utilities–0.21%
Atmos Energy Corp.	6,171	953,913
Gold–0.22%
Newmont Corp.(b)	20,816	1,004,996
Health Care Distributors–0.82%
Cardinal Health, Inc.	7,161	986,571
Cencora, Inc.	3,576	994,450
Henry Schein, Inc.(b)(c)	12,742	872,699
McKesson Corp.(b)	1,418	954,300
		3,808,020
Health Care Equipment–3.18%
Abbott Laboratories(b)	6,971	924,703
Baxter International, Inc.(b)	26,393	903,432
Becton, Dickinson and Co.	4,058	929,526
Boston Scientific Corp.(c)	9,419	950,189
DexCom, Inc.(b)(c)	12,835	876,502
Edwards Lifesciences Corp.(c)	13,268	961,665
GE HealthCare Technologies, Inc.(b)	10,839	874,816
Hologic, Inc.(c)	14,864	918,149
IDEXX Laboratories, Inc.(b)(c)	2,240	940,688
Insulet Corp.(b)(c)	3,580	940,144
Intuitive Surgical, Inc.(c)	1,801	891,981
Medtronic PLC	9,925	891,861
ResMed, Inc.(b)	4,124	923,157
STERIS PLC	4,046	917,026
Stryker Corp.(b)	2,496	929,136
Zimmer Biomet Holdings, Inc.	8,730	988,061
		14,761,036
Health Care Facilities–0.44%
HCA Healthcare, Inc.(b)	2,903	1,003,132
Universal Health Services, Inc., Class B	5,451	1,024,243
		2,027,375
Health Care REITs–0.79%
Alexandria Real Estate Equities, Inc.(b)	9,218	852,757
Healthpeak Properties, Inc.	46,040	930,929
Ventas, Inc.(b)	13,688	941,187
Welltower, Inc.(b)	6,162	944,080
		3,668,953
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–1.01%
Cigna Group (The)	2,920	$960,680
CVS Health Corp.(b)	14,007	948,974
DaVita, Inc.(b)(c)	6,297	963,252
Labcorp Holdings, Inc.(b)	3,835	892,558
Quest Diagnostics, Inc.(b)	5,457	923,325
		4,688,789
Health Care Supplies–0.60%
Align Technology, Inc.(b)(c)	5,519	876,748
Cooper Cos., Inc. (The)(c)	11,486	968,844
Solventum Corp.(c)	12,271	933,087
		2,778,679
Heavy Electrical Equipment–0.20%
GE Vernova, Inc.	3,041	928,356
Home Furnishings–0.20%
Mohawk Industries, Inc.(c)	8,008	914,353
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	2,490	912,560
Lowe’s Cos., Inc.	3,978	927,789
		1,840,349
Homebuilding–0.77%
D.R. Horton, Inc.	7,058	897,284
Lennar Corp., Class A	7,636	876,460
NVR, Inc.(c)	124	898,304
PulteGroup, Inc.(b)	8,772	901,762
		3,573,810
Homefurnishing Retail–0.18%
Williams-Sonoma, Inc.	5,190	820,539
Hotel & Resort REITs–0.18%
Host Hotels & Resorts, Inc.(b)	60,105	854,092
Hotels, Resorts & Cruise Lines–1.56%
Airbnb, Inc., Class A(c)	7,237	864,532
Booking Holdings, Inc.(b)	206	949,024
Carnival Corp.(b)(c)	46,574	909,590
Expedia Group, Inc.(b)	5,588	939,343
Hilton Worldwide Holdings, Inc.	3,976	904,739
Marriott International, Inc., Class A	3,725	887,295
Norwegian Cruise Line Holdings Ltd.(b)(c)	47,774	905,795
Royal Caribbean Cruises Ltd.(b)	4,380	899,827
		7,260,145
Household Products–0.99%
Church & Dwight Co., Inc.	8,330	917,050
Clorox Co. (The)(b)	6,157	906,618
Colgate-Palmolive Co.	10,000	937,000
Kimberly-Clark Corp.	6,488	922,723
Procter & Gamble Co. (The)(b)	5,394	919,246
		4,602,637
Human Resource & Employment Services–0.83%
Automatic Data Processing, Inc.(b)	3,087	943,171
Dayforce, Inc.(b)(c)	17,030	993,360
Paychex, Inc.(b)	6,263	966,256
Paycom Software, Inc.(b)	4,397	960,656
		3,863,443
Shares		Value
Independent Power Producers & Energy Traders–0.40%
AES Corp. (The)	77,180	$958,576
Vistra Corp.(b)	7,449	874,810
		1,833,386
Industrial Conglomerates–0.39%
3M Co.	6,045	887,768
Honeywell International, Inc.	4,405	932,759
		1,820,527
Industrial Gases–0.40%
Air Products and Chemicals, Inc.(b)	3,082	908,944
Linde PLC	2,013	937,333
		1,846,277
Industrial Machinery & Supplies & Components–2.33%
Dover Corp.	5,019	881,738
Fortive Corp.(b)	12,510	915,482
IDEX Corp.	4,993	903,583
Illinois Tool Works, Inc.	3,587	889,612
Ingersoll Rand, Inc.(b)	11,145	891,934
Nordson Corp.(b)	4,436	894,830
Otis Worldwide Corp.	9,090	938,088
Parker-Hannifin Corp.	1,481	900,226
Pentair PLC	10,617	928,775
Snap-on, Inc.	2,752	927,452
Stanley Black & Decker, Inc.(b)	11,190	860,287
Xylem, Inc.(b)	7,393	883,168
		10,815,175
Industrial REITs–0.19%
Prologis, Inc.	7,848	877,328
Insurance Brokers–1.02%
Aon PLC, Class A	2,280	909,925
Arthur J. Gallagher & Co.	2,794	964,600
Brown & Brown, Inc.(b)	7,744	963,354
Marsh & McLennan Cos., Inc.	3,952	964,406
Willis Towers Watson PLC	2,828	955,723
		4,758,008
Integrated Oil & Gas–0.64%
Chevron Corp.	5,949	995,208
Exxon Mobil Corp.(b)	8,322	989,736
Occidental Petroleum Corp.	20,203	997,220
		2,982,164
Integrated Telecommunication Services–0.42%
AT&T, Inc.(b)	35,311	998,595
Verizon Communications, Inc.(b)	21,324	967,257
		1,965,852
Interactive Home Entertainment–0.41%
Electronic Arts, Inc.	6,672	964,237
Take-Two Interactive Software, Inc.(c)	4,423	916,667
		1,880,904
Interactive Media & Services–0.56%
Alphabet, Inc., Class A	2,914	450,621
Alphabet, Inc., Class C	2,402	375,264
Match Group, Inc.	29,544	921,773
Meta Platforms, Inc., Class A(b)	1,466	844,944
		2,592,602
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.61%
Akamai Technologies, Inc.(b)(c)	11,401	$917,781
GoDaddy, Inc., Class A(c)	5,209	938,349
VeriSign, Inc.(b)(c)	3,855	978,669
		2,834,799
Investment Banking & Brokerage–0.80%
Charles Schwab Corp. (The)	12,236	957,834
Goldman Sachs Group, Inc. (The)	1,701	929,239
Morgan Stanley	7,967	929,510
Raymond James Financial, Inc.(b)	6,431	893,330
		3,709,913
IT Consulting & Other Services–0.92%
Accenture PLC, Class A (Ireland)	2,785	869,031
Cognizant Technology Solutions Corp., Class A	11,425	874,012
EPAM Systems, Inc.(b)(c)	4,800	810,432
Gartner, Inc.(c)	1,975	828,987
International Business Machines Corp.	3,638	904,625
		4,287,087
Leisure Products–0.19%
Hasbro, Inc.(b)	14,681	902,735
Life & Health Insurance–1.02%
Aflac, Inc.(b)	8,675	964,573
Globe Life, Inc.(b)	7,423	977,758
MetLife, Inc.	11,470	920,926
Principal Financial Group, Inc.(b)	11,071	934,060
Prudential Financial, Inc.	8,561	956,093
		4,753,410
Life Sciences Tools & Services–1.89%
Agilent Technologies, Inc.	7,578	886,474
Bio-Techne Corp.(b)	15,077	883,965
Charles River Laboratories International, Inc.(b)(c)	5,324	801,369
Danaher Corp.	4,431	908,355
IQVIA Holdings, Inc.(c)	4,871	858,757
Mettler-Toledo International, Inc.(b)(c)	747	882,140
Revvity, Inc.(b)	8,144	861,635
Thermo Fisher Scientific, Inc.	1,772	881,747
Waters Corp.(b)(c)	2,434	897,099
West Pharmaceutical Services, Inc.(b)	4,050	906,714
		8,768,255
Managed Health Care–1.04%
Centene Corp.(c)	15,538	943,312
Elevance Health, Inc.	2,209	960,827
Humana, Inc.	3,646	964,732
Molina Healthcare, Inc.(b)(c)	2,883	949,631
UnitedHealth Group, Inc.	1,888	988,840
		4,807,342
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	17,714	922,368
Movies & Entertainment–1.00%
Live Nation Entertainment, Inc.(b)(c)	7,271	949,447
Netflix, Inc.(c)	988	921,340
TKO Group Holdings, Inc.	6,164	941,921
Walt Disney Co. (The)	9,196	907,645
Shares		Value
Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(b)(c)	87,158	$935,205
		4,655,558
Multi-Family Residential REITs–1.22%
AvalonBay Communities, Inc.	4,329	929,090
Camden Property Trust	7,671	938,163
Equity Residential	13,455	963,109
Essex Property Trust, Inc.	3,101	950,674
Mid-America Apartment Communities, Inc.	5,614	940,794
UDR, Inc.(b)	21,135	954,668
		5,676,498
Multi-line Insurance–0.21%
American International Group, Inc.	11,299	982,335
Multi-Sector Holdings–0.21%
Berkshire Hathaway, Inc., Class B(b)(c)	1,831	975,154
Multi-Utilities–2.04%
Ameren Corp.	9,320	935,728
CenterPoint Energy, Inc.(b)	26,286	952,342
CMS Energy Corp.	12,759	958,328
Consolidated Edison, Inc.	8,848	978,500
Dominion Energy, Inc.	16,906	947,919
DTE Energy Co.	6,914	955,999
NiSource, Inc.	23,263	932,614
Public Service Enterprise Group, Inc.	11,446	942,006
Sempra	13,172	939,954
WEC Energy Group, Inc.(b)	8,671	944,966
		9,488,356
Office REITs–0.20%
BXP, Inc.(b)	13,742	923,325
Oil & Gas Equipment & Services–0.61%
Baker Hughes Co., Class A	21,379	939,607
Halliburton Co.(b)	36,754	932,449
Schlumberger N.V.(b)	22,676	947,857
		2,819,913
Oil & Gas Exploration & Production–2.09%
APA Corp.(b)	46,218	971,502
ConocoPhillips	9,291	975,741
Coterra Energy, Inc.(b)	33,353	963,902
Devon Energy Corp.	26,135	977,449
Diamondback Energy, Inc.(b)	6,197	990,776
EOG Resources, Inc.	7,308	937,178
EQT Corp.	18,553	991,287
Expand Energy Corp.	9,004	1,002,325
Hess Corp.	6,306	1,007,258
Texas Pacific Land Corp.(b)	674	893,043
		9,710,461
Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	6,628	965,634
Phillips 66(b)	7,325	904,491
Valero Energy Corp.(b)	7,347	970,318
		2,840,443
Oil & Gas Storage & Transportation–0.84%
Kinder Morgan, Inc.	34,246	977,038
ONEOK, Inc.(b)	9,769	969,280
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Corp.	4,856	$973,482
Williams Cos., Inc. (The)	16,131	963,989
		3,883,789
Other Specialized REITs–0.39%
Iron Mountain, Inc.	10,505	903,850
VICI Properties, Inc.	28,301	923,179
		1,827,029
Other Specialty Retail–0.42%
Tractor Supply Co.(b)	17,151	945,020
Ulta Beauty, Inc.(b)(c)	2,759	1,011,284
		1,956,304
Packaged Foods & Meats–2.41%
Conagra Brands, Inc.(b)	35,315	941,851
General Mills, Inc.(b)	14,951	893,920
Hershey Co. (The)(b)	5,313	908,682
Hormel Foods Corp.(b)	31,081	961,646
J.M. Smucker Co. (The)	8,180	968,594
Kellanova	11,036	910,360
Kraft Heinz Co. (The)(b)	29,973	912,078
Lamb Weston Holdings, Inc.(b)	17,700	943,410
McCormick & Co., Inc.	11,137	916,686
Mondelez International, Inc., Class A	13,976	948,272
The Campbell’s Company(b)	23,540	939,717
Tyson Foods, Inc., Class A	15,101	963,595
		11,208,811
Paper & Plastic Packaging Products & Materials–0.99%
Amcor PLC(b)	91,459	887,152
Avery Dennison Corp.	5,129	912,808
International Paper Co.(b)	17,962	958,273
Packaging Corp. of America	4,603	911,486
Smurfit WestRock PLC	20,524	924,812
		4,594,531
Passenger Airlines–0.59%
Delta Air Lines, Inc.	20,048	874,093
Southwest Airlines Co.	30,172	1,013,176
United Airlines Holdings, Inc.(b)(c)	12,534	865,472
		2,752,741
Passenger Ground Transportation–0.20%
Uber Technologies, Inc.(b)(c)	12,755	929,329
Personal Care Products–0.40%
Estee Lauder Cos., Inc. (The), Class A	13,669	902,154
Kenvue, Inc.	39,367	944,021
		1,846,175
Pharmaceuticals–1.36%
Bristol-Myers Squibb Co.(b)	15,185	926,133
Eli Lilly and Co.	1,105	912,631
Johnson & Johnson	5,577	924,890
Merck & Co., Inc.	9,817	881,174
Pfizer, Inc.	35,324	895,110
Viatris, Inc.	98,289	856,097
Zoetis, Inc.(b)	5,528	910,185
		6,306,220
Shares		Value
Property & Casualty Insurance–2.29%
Allstate Corp. (The)	4,581	$948,587
Arch Capital Group Ltd.	10,410	1,001,234
Assurant, Inc.(b)	4,513	946,602
Chubb Ltd.	3,198	965,764
Cincinnati Financial Corp.	6,456	953,680
Erie Indemnity Co., Class A(b)	2,168	908,500
Hartford Insurance Group, Inc. (The)	7,844	970,538
Loews Corp.	10,813	993,823
Progressive Corp. (The)	3,272	926,009
Travelers Cos., Inc. (The)	3,604	953,114
W.R. Berkley Corp.	14,755	1,049,966
		10,617,817
Publishing–0.20%
News Corp., Class A	25,392	691,170
News Corp., Class B	7,503	227,866
		919,036
Rail Transportation–0.59%
CSX Corp.	30,734	904,501
Norfolk Southern Corp.(b)	3,961	938,163
Union Pacific Corp.	3,824	903,382
		2,746,046
Real Estate Services–0.40%
CBRE Group, Inc., Class A(c)	7,114	930,369
CoStar Group, Inc.(b)(c)	11,816	936,182
		1,866,551
Regional Banks–1.01%
Citizens Financial Group, Inc.	22,441	919,408
Huntington Bancshares, Inc.	62,419	936,909
M&T Bank Corp.	5,278	943,442
Regions Financial Corp.(b)	43,124	937,085
Truist Financial Corp.(b)	22,796	938,055
		4,674,899
Reinsurance–0.20%
Everest Group Ltd.	2,612	949,018
Research & Consulting Services–0.79%
Equifax, Inc.	3,727	907,748
Jacobs Solutions, Inc.	7,473	903,411
Leidos Holdings, Inc.(b)	6,798	917,322
Verisk Analytics, Inc.(b)	3,153	938,396
		3,666,877
Restaurants–1.40%
Chipotle Mexican Grill, Inc.(c)	18,146	911,111
Darden Restaurants, Inc.	4,784	993,924
Domino’s Pizza, Inc.(b)	2,070	951,061
DoorDash, Inc., Class A(c)	4,836	883,876
McDonald’s Corp.	3,033	947,418
Starbucks Corp.(b)	9,202	902,624
Yum! Brands, Inc.(b)	5,882	925,592
		6,515,606
Retail REITs–1.00%
Federal Realty Investment Trust(b)	9,351	914,715
Kimco Realty Corp.(b)	43,517	924,301
Realty Income Corp.(b)	16,111	934,599
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Regency Centers Corp.(b)	12,614	$930,409
Simon Property Group, Inc.(b)	5,545	920,913
		4,624,937
Self-Storage REITs–0.39%
Extra Space Storage, Inc.	6,139	911,580
Public Storage(b)	3,029	906,549
		1,818,129
Semiconductor Materials & Equipment–0.97%
Applied Materials, Inc.	6,093	884,216
Enphase Energy, Inc.(c)	15,530	963,636
KLA Corp.	1,335	907,533
Lam Research Corp.	11,858	862,077
Teradyne, Inc.	10,470	864,822
		4,482,284
Semiconductors–2.65%
Advanced Micro Devices, Inc.(c)	9,011	925,790
Analog Devices, Inc.	4,510	909,532
Broadcom, Inc.	4,676	782,903
First Solar, Inc.(c)	6,676	844,047
Intel Corp.	43,916	997,332
Microchip Technology, Inc.	17,499	847,127
Micron Technology, Inc.(b)	9,596	833,796
Monolithic Power Systems, Inc.(b)	1,570	910,569
NVIDIA Corp.	7,847	850,458
NXP Semiconductors N.V. (China)	4,454	846,527
ON Semiconductor Corp.(b)(c)	21,195	862,424
QUALCOMM, Inc.	5,944	913,058
Skyworks Solutions, Inc.(b)	13,385	865,072
Texas Instruments, Inc.	5,108	917,908
		12,306,543
Single-Family Residential REITs–0.21%
Invitation Homes, Inc.	27,438	956,214
Soft Drinks & Non-alcoholic Beverages–0.82%
Coca-Cola Co. (The)	12,985	929,986
Keurig Dr Pepper, Inc.	27,680	947,210
Monster Beverage Corp.(c)	16,695	976,991
PepsiCo, Inc.	6,246	936,525
		3,790,712
Specialty Chemicals–1.34%
Albemarle Corp.(b)	12,473	898,305
DuPont de Nemours, Inc.	11,953	892,650
Eastman Chemical Co.(b)	9,859	868,677
Ecolab, Inc.	3,559	902,278
International Flavors & Fragrances, Inc.	11,149	865,274
PPG Industries, Inc.	7,988	873,488
Sherwin-Williams Co. (The)	2,633	919,417
		6,220,089
Steel–0.38%
Nucor Corp.	7,074	851,285
Steel Dynamics, Inc.	7,332	917,087
		1,768,372
Systems Software–1.33%
CrowdStrike Holdings, Inc., Class A(b)(c)	2,619	923,407
Shares		Value
Systems Software–(continued)
Fortinet, Inc.(b)(c)	9,274	$892,715
Gen Digital, Inc.	34,015	902,758
Microsoft Corp.	2,370	889,674
Oracle Corp.	6,019	841,517
Palo Alto Networks, Inc.(b)(c)	5,066	864,462
ServiceNow, Inc.(c)	1,077	857,443
		6,171,976
Technology Distributors–0.19%
CDW Corp.(b)	5,494	880,468
Technology Hardware, Storage & Peripherals–1.50%
Apple, Inc.(e)	4,186	929,836
Dell Technologies, Inc., Class C(b)	9,602	875,222
Hewlett Packard Enterprise Co.	60,185	928,655
HP, Inc.(b)	31,900	883,311
NetApp, Inc.	9,927	871,988
Seagate Technology Holdings PLC	10,471	889,511
Super Micro Computer, Inc.(b)(c)	21,384	732,188
Western Digital Corp.(b)(c)	21,140	854,690
		6,965,401
Telecom Tower REITs–0.62%
American Tower Corp.	4,394	956,134
Crown Castle, Inc.	9,531	993,416
SBA Communications Corp., Class A	4,195	922,942
		2,872,492
Timber REITs–0.20%
Weyerhaeuser Co.	31,702	928,235
Tobacco–0.41%
Altria Group, Inc.	15,710	942,914
Philip Morris International, Inc.	6,002	952,698
		1,895,612
Trading Companies & Distributors–0.60%
Fastenal Co.(b)	11,951	926,800
United Rentals, Inc.	1,490	933,783
W.W. Grainger, Inc.(b)	938	926,585
		2,787,168
Transaction & Payment Processing Services–1.63%
Corpay, Inc.(c)	2,683	935,616
Fidelity National Information Services, Inc.	13,332	995,634
Fiserv, Inc.(c)	4,298	949,127
Global Payments, Inc.	9,776	957,266
Jack Henry & Associates, Inc.(b)	5,245	957,737
Mastercard, Inc., Class A	1,731	948,796
PayPal Holdings, Inc.(c)	13,235	863,584
Visa, Inc., Class A(b)	2,729	956,405
		7,564,165
Water Utilities–0.21%
American Water Works Co., Inc.	6,447	951,061
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.	3,553	947,621
Total Common Stocks & Other Equity Interests (Cost $249,209,307)		461,240,904
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(f)	1,253,214	$1,253,214
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(f)	2,327,356	2,327,356
Total Money Market Funds (Cost $3,580,570)		3,580,570
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $252,789,877)		464,821,474
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–28.85%
Invesco Private Government Fund, 4.34%(d)(f)(g)	36,249,487	36,249,487
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(f)(g)	97,727,620	$97,756,938
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,006,425)		134,006,425
TOTAL INVESTMENTS IN SECURITIES–128.94% (Cost $386,796,302)		598,827,899
OTHER ASSETS LESS LIABILITIES—(28.94)%		(134,402,563)
NET ASSETS–100.00%		$464,425,336
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2025	Dividend Income
Invesco Ltd.	$948,377	$97,508	$(18,655)	$(122,887)	$(909)	$903,434	$11,017
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,109,483	4,955,763	(4,812,032)	-	-	1,253,214	10,517
Invesco Treasury Portfolio, Institutional Class	2,060,428	9,203,560	(8,936,632)	-	-	2,327,356	19,366
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,318,246	88,431,007	(89,499,766)	-	-	36,249,487	432,482*
Invesco Private Prime Fund	97,157,933	188,642,449	(188,043,444)	-	-	97,756,938	1,149,592*
Total	$138,594,467	$291,330,287	$(291,310,529)	$(122,887)	$(909)	$138,490,429	$1,622,974

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	27	June-2025	$3,816,450	$13,852	$13,852
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$461,240,904	$—	$—	$461,240,904
Money Market Funds	3,580,570	134,006,425	—	137,586,995
Total Investments in Securities	464,821,474	134,006,425	—	598,827,899
Other Investments - Assets*
Futures Contracts	13,852	—	—	13,852
Total Investments	$464,835,326	$134,006,425	$—	$598,841,751

*	Unrealized appreciation.
Invesco V.I. Equally-Weighted S&P 500 Fund